Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	December 31,
	2017	2016
Loans from Hangzhou Lianluo Interactive Information Technology Co., Ltd.	$1,536,720	$-